Organization and Description of Business (Details) - USD ($) shares in Millions	Nov. 30, 2023	Nov. 12, 2023
Organization and Description of Business[Line items]
Royalties	$ 3,500,000	$ 3,500,000
Royalty percentage	5.00%	5.00%
Net Sales	$ 100,000,000	$ 100,000,000
Merger Agreement [Member]
Organization and Description of Business[Line items]
Aggregate of shares, issued (in Shares)	23